Document and Entity Information	May 07, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 07, 2020
Entity Registrant Name	Proofpoint, Inc.
Entity Central Index Key	0001212458
Entity Emerging Growth Company	false
Entity File Number	001-35506
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	51-0414846
Entity Address, Address Line One	892 Ross Drive
Entity Address, City or Town	Sunnyvale
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94089
City Area Code	408
Local Phone Number	517-4710
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	PFPT
Security Exchange Name	NASDAQ